Consolidated Statements of Cash Flows (Unaudited) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net income	$ 8,905,121	$ 6,249,471	$ 31,190,530	$ 25,688,592
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation and amortization	403,214	364,481	1,442,311	1,188,505
Deferred taxes	14,985	(1,360)	(726,806)	(91,463)
Loss on sale of property, plant and equipment			176,312	0
Gain on sale of land use right			0	(44,919)
Goodwill impairment			37,355	0
Share based compensation expense	139,440	568,523	1,640,355	1,253,858
Change in fair value of warrant liabilities	42,724	(275,382)	(1,082,202)	(582,226)
Allowance for doubtful accounts			367,989	78,068
Changes in operating assets and liabilities:
Accounts receivable	(18,488,308)	13,847,009	(44,063,988)	(31,464,010)
Bills receivable	(134,011)	0	(32,552)	0
Other receivables, prepayments and deposits	(3,019,841)	(444,695)	(1,598,394)	(708,878)
Inventories	(5,456,370)	1,126,770	(2,164,927)	1,273,013
Accounts payable	20,191,721	(2,528,003)	10,128,630	15,365,984
Bills payable	(712,319)	(305,401)	(653,000)	350,228
Other payables and accrued expenses	(1,396,331)	264,661	(466,503)	1,665,804
Retirement benefit costs	2,188	(5,985)	(31,867)	(22,049)
Income taxes payable	343,717	(33,875)	55,544	1,938,527
Total adjustments	(8,069,191)	12,576,743	(36,971,743)	(9,799,558)
Net cash flows (used in) provided by operating activities	835,930	18,826,214	(5,781,213)	15,889,034
Cash flows from investing activities
Additions to property, plant and equipment	(1,053,384)	(15,045)	(4,071,623)	(450,106)
Payments to acquire retail stores			0	(6,037,743)
Proceeds from sale of property, plant and equipment			5,921	0
Change in long term deposits	(158,230)	(1,214,080)	(3,365,600)	(3,379,100)
Proceeds from sale of land use right			0	697,495
Payments to acquire intangible assets	(334)	0	(18,253)	0
Net cash from acquisition of distribution chains			36,502	0
Other investment			(31,362)	0
Net cash flows used in investing activities	(1,211,948)	(1,229,125)	(7,444,415)	(9,169,454)
Cash flows from financing activities
Repayments to related companies	(3,495)	(1,495,952)	(5,037,674)	620,549
Change in restricted cash	356,159	152,692	330,517	(138,823)
Repayments of other loans			0	(2,238,759)
Repayments from directors	2,943	2,559	(28,689)	(830,557)
Net proceeds received from placement of preferred stock	0	29,495,866	29,495,866	0
Proceeds received from private placement			0	2,315,138
Proceeds from bank loans			9,888,040	8,039,160
Repayments of bank loans	(19,447)	(3,174,005)	(11,838,221)	(8,329,434)
Proceeds from other loans			0	35,208
Net cash flows provided by financing activities	336,160	24,981,160	22,809,839	(527,518)
Effect of foreign currency translation on cash and cash equivalents	151,116	37,192	1,738,205	660,892
Net increase in cash and cash equivalents	111,258	42,615,441	11,322,416	6,852,954
Cash and cash equivalents - beginning of period	31,479,528	20,157,112	20,157,112	13,304,158
Cash and cash equivalents - end of period	31,590,786	62,772,553	31,479,528	20,157,112
Cash paid for:
Interest	125,497	175,386	799,339	951,670
Income taxes	2,773,856	2,523,032	11,681,301	7,255,019
Non-cash financing and investing activities
Dividends and accretion on preferred stock	$ 1,167,011	$ 389,004	$ 3,890,037	$ 0